Note 12 - Financial Instruments (Details) - Financial Instrument Liabilities with Off-balance-sheet Credit Risk - Derivative Financial Instruments, Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 89,075	$ 71,818
Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	6,960	5,456
Commercial Portfolio Segment [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	17,394	14,265
Consumer Portfolio Segment [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	677	677
Loan Origination Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	17,151	10,488
Home Equity Line of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	45,005	40,075
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 1,888	$ 857